INVENTORIES (Details) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Inventory [Line Items]
Raw materials	$ 28,662	$ 237,443	$ 119,985
Finished goods	306,944	0	108,264
Inventory, Net	$ 335,606	$ 237,443	$ 228,249